Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 19 - Subsequent Events

1. Change in ADS Ratio

On February 25, 2026, the Company announced a change in the ratio of its American Depositary Shares (“ADSs”) from one (1) ADS representing 200 ordinary shares to one (1) ADS representing 2,000 ordinary shares, which became effective on March 2, 2026. The change has the same effect as a one-for-ten reverse ADS split and does not affect the number of the Company’s ordinary shares. Accordingly, all amounts presented in the financial statements relating to ADSs, including the number of ADSs, earnings per ADS and any other per-ADS data, have been retroactively adjusted to reflect the ADS ratio change, unless otherwise indicated.

2. Operation “Roaring Lion”

Subsequent to the balance sheet date, on February 28, 2026, Israel, together with the United States, launched a military attack in Iran targeting missile systems and additional targets of the Iranian regime. In response, the Iranian regime began launching missiles and unmanned aerial vehicles toward Israel and other countries in the region. On March 1, 2026, the escalation expanded to Lebanon following attacks against Israel by Hezbollah. Following the outbreak of these security events, the Israeli authorities imposed restrictions across the country, including limitations on public gatherings, educational activities and operations of workplaces that are not defined as essential services. In addition, additional military reserve forces were mobilized.

These events constitute non-adjusting events after the reporting period in accordance with IAS 10 – Events after the Reporting Period, as they reflect circumstances that arose after the balance sheet date.

The majority of the Company’s operations are conducted outside Israel. Accordingly, at this stage management does not expect these events to have a material impact on the Company’s operations. However, the Company cannot currently assess the full extent of the potential effects of these developments, if any, and continues to monitor the situation and its potential implications on its operations.